Derivatives (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Undesignated Forward Currency Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount		$ 134,000,000	$ 111,000,000
Undesignated Forward Currency Contracts [Member] | Minimum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Term of instruments		1 month
Undesignated Forward Currency Contracts [Member] | Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Term of instruments		3 months
Interest Rate Swap Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative gains estimated to be reclassified within the next 12 months		$ 1,200,000
Interest Rate Swap Contracts [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount		$ 2,000,000,000.0
Weighted average interest rate		1.70%
Notional amount that expired during the period	$ 1,000,000,000.0
Interest Rate Cap [Member] | Cash Flow Hedging [Member] | Undesignated Forward Currency Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	$ 800,000,000
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap Contracts [Member] | Current Liabilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Liability		$ 0	5,600,000
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap Contracts [Member] | Current Assets [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets		1,200,000	0
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap Contracts [Member] | Noncurrent Assets [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets		10,600,000	$ 9,800,000
Term B Loan Due Twenty Twenty Two [Member] | Interest Rate Swap Contracts [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain in other expense, net		$ 1,400,000
Term B Loan Due Twenty Twenty Two [Member] | Interest Rate Swap Contracts [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
LIBOR floor rate		1.00%
Hedge Accounting Election [Member] | Interest Expense [Member] | Interest Rate Swap Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net unrealized losses		$ 3,800,000